N-4	Aug. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line item added to Appendix A – Funds Available Under the Contract on or about August 19, 2024:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Service Class advised by Lincoln Financial Investments Corporation	0.90%[1]	43.27%	19.07%	14.47%

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Prospectuses Available [Text Block]	The following line item added to Appendix A – Funds Available Under the Contract on or about August 19, 2024:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Service Class advised by Lincoln Financial Investments Corporation	0.90%[1]	43.27%	19.07%	14.47%

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
LVIP American Century Ultra® Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra® Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%	[1]
Average Annual Total Returns, 1 Year [Percent]	43.27%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	14.47%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.